Equity Compensation Plan - Additional Information (Detail) - USD ($)				5 Months Ended	12 Months Ended
	Sep. 16, 2025	Sep. 16, 2024	Nov. 06, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 10.76	$ 17.4	$ 637.5		$ 17.4
Share based compensation, non vested shares, unrecognized compensation cost					$ 84,158
Share based compensation, non vested shares, unrecognized compensation cost period for recognition					1 year 3 months 18 days
Share based compensation arrangement by share based payment award equity instruments other than options Non vested weighted average grant date fair value		$ 22,667	$ 530	$ 0	$ 24.57	$ 637.5	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		10,000			10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		66.96%
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 17.4
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage		50.00%
General and Administrative Expense [Member]
Share based compensation expense					$ 23,883	$ 0	$ 0
Share-Based Payment Arrangement, Expense					$ 23,883	$ 0	$ 0
Restricted Stock [Member]
Percentage of outstanding stock						10.00%
Restricted shares granted					22,667	530
Share based compensation, non vested shares, unrecognized compensation cost					$ 380,118
Share based compensation, non vested shares, unrecognized compensation cost period for recognition					1 year 2 months 12 days
Dividends				$ 0
Restricted Stock [Member] | General and Administrative Expense [Member]
Share based compensation expense				0	$ 313,972	$ 37,638
Share-Based Payment Arrangement, Expense				$ 0	$ 313,972	$ 37,638